Average Annual Total Returns - Selected American Shares	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class S
Prospectus [Line Items]
Average Annual Return, Percent	26.77%	13.13%	12.31%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.24%	10.11%	9.64%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.87%	9.80%	9.33%
Class D
Prospectus [Line Items]
Average Annual Return, Percent	27.16%	13.49%	12.67%
S&P 500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%